Share-Based Compensation (Tables)	9 Months Ended
Sep. 30, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of nonvested stock activity
A summary of our nonvested stock activity for the nine months ended September 30, 2016 is as follows (in thousands, except per share amounts):

	Shares	Grant Date Weighted- Average Fair Value Per Share
Outstanding at December 31, 2015	417	$38.28
Granted	123	$68.49
Vested	(18)	$27.58
Forfeited/Canceled	(5)	$39.05
Outstanding at September 30, 2016	517	$45.83

Summary of restricted stock unit activity
A summary of our restricted stock unit activity for the nine months ended September 30, 2016 is as follows (in thousands, except per share amounts):

	Shares	Grant Date Weighted- Average Fair Value Per Share
Outstanding at December 31, 2015	747	$37.91
Granted	228	$56.01
Paid Out	(216)	$25.81
Forfeited/Canceled	(1)	$21.04
Outstanding at September 30, 2016	758	$46.82